Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Derivative Financial Instruments [Abstract]
Balance, beginning of period	$ 16,285
Inception of derivative financial instruments	10,953		72,970
Change in fair value of derivative financial instruments	48,494		2,762
Conversion or extinguishment of derivative financial instruments
Balance, end of period	$ 75,732		$ 75,732